Consolidated Statements of Shareholders' Equity - CAD ($)		Issued capital [member]	Shares to be issued [member]	Share purchase warrants reserve [member]	Reserve of exchange differences on translation [member]	Reserve of share-based payments [member]	Reserve of insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2021		$ 10,843,471	$ 81,967	$ 639,879	$ 27,455	$ 550,517	$ 9,444	$ (5,152,364)	$ 7,000,369
Balance, shares at Dec. 31, 2021	[1]	9,127
IfrsStatementLineItems [Line Items]
Proceeds for shares issued from exercise of stock options		$ 371,780				(133,980)			237,800
Balance, shares	[1]	89
Shares issued for acquisition of Zigi Carmel Initiatives and Investments Ltd. (“ZC”)		$ 42,768,000							42,768,000
Balance, shares	[1]	2,452
Shares issued for services		$ 83,752							83,752
Shares issued for services, shares	[1]	4
Share-based payments						153,909			153,909
Shares to be issued for services			41,875						41,875
Proceeds for shares issued		$ 739,519	(81,967)						657,552
Balance, shares	[1]	57
Loss for the year								(1,664,684)	(1,664,684)
Other comprehensive loss for the year					(11,709)		3,835		(7,874)
Shares issued pursuant to a Settlement agreement
Balance at Dec. 31, 2022		$ 54,806,522	41,875	639,879	15,746	570,446	13,279	(6,817,048)	49,270,699
Balance, shares at Dec. 31, 2022	[1]	11,729
IfrsStatementLineItems [Line Items]
Shares issued for services		$ 190,740	(41,875)						148,865
Shares issued for services, shares	[1]	15
Share-based payments						140,821			140,821
Shares to be issued for services			53,567						53,567
Loss for the year								(18,495,121)	(18,495,121)
Other comprehensive loss for the year					(22,992)		485		(22,507)
Shares issued for cash, net		$ 3,729,901							3,729,901
Balance, shares	[1]	1,430
Warrants expired		$ 639,879		(639,879)
Shares issued pursuant to a Settlement agreement
Balance at Dec. 31, 2023		$ 59,367,042	53,567		(7,246)	711,267	13,764	(25,312,169)	34,826,225
Balance, shares at Dec. 31, 2023	[1]	13,174
IfrsStatementLineItems [Line Items]
Shares issued for services		$ 3,430,526	(53,567)						3,376,959
Shares issued for services, shares	[1]	151,186
Share-based payments						332,319			332,319
Loss for the year								(47,590,257)	(47,590,257)
Other comprehensive loss for the year					(157,066)		9,770		(147,296)
Shares, pre-funded warrants and warrants issued for cash, net		$ 7,966,357							7,966,357
Shares, pre-funded warrants and warrants issued for cash, net, shares	[1]	51,573
Shares issued for cashless exercise of warrants		$ 12,442,032							12,442,032
Shares issued for cashless exercise of warrants, shares	[1]	412,965
Allocation to derivative warrants liabilities		$ (7,360,662)							(7,360,662)
Shares issued pursuant to a Settlement agreement		$ 546,122							546,122
Shares issued pursuant to a Settlement agreement, shares	[1]	26,471
Balance at Dec. 31, 2024		$ 76,391,417			$ (164,312)	$ 1,043,586	$ 23,534	$ (72,902,426)	$ 4,391,799
Balance, shares at Dec. 31, 2024	[1]	655,369

[1]	Adjusted to reflect one (1) for one hundred ninety (190) reverse stock split in March 2024 and a one (1) for seventeen (17) reverse stock split in August 2024 (see Note 1)